UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Sy Jacobs
Title:   Managing Member
Phone:   (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                  New York, NY                  May 16, 2011
-----------------            -------------------         --------------------
 [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total: $386,307
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.       028-11646                         JAM Partners, LP


                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2011
COLUMN 1                      COLUMN  2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COL 7             COLUMN 8

                              TITLE OF                 VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS      SOLE     SHARED    NONE
ABINGTON BANCORP INC          COM           00350L109  4,720       385,900 SH        DEFINED      1        385,900
ALTISOURCE PORTFOLIO SOLNS S  REG SHS       L0175J104  6,903       225,000 SH        DEFINED      1        225,000
ANNALY CAP MGMT INC           COM           035710409  8,375       479,943 SH        DEFINED      1        479,943
ASPEN INSURANCE HOLDINGS LTD  COM           G05384105  6,546       237,500 SH        DEFINED      1        237,500
BANK COMM HLDGS               COM           06424J103  1,895       450,000 SH        DEFINED      1        450,000
BANK COMM HLDGS               COM           06424J103  3,460       821,940 SH         SOLE       NONE      821,940
BANNER CORP                   COM           06652V109  8,806     3,731,503 SH        DEFINED      1      3,731,503
BANNER CORP                   COM           06652V109  4,260     1,805,257 SH         SOLE       NONE    1,805,257
BEACON FED BANCORP INC        COM           073582108  3,744       257,829 SH        DEFINED      1        257,829
BEACON FED BANCORP INC        COM           073582108  1,525       105,000 SH         SOLE       NONE      105,000
CAPE BANCORP INC              COM           139209100  8,530     1,018,855 SH        DEFINED      1      1,018,855
CAPE BANCORP INC              COM           139209100  2,391       285,544 SH         SOLE       NONE      285,544
CAPITOL FED FINL INC          COM           14057J101  3,099       275,000 SH        DEFINED      1        275,000
CAPITOL FED FINL INC          COM           14057J101  3,005       266,667 SH         SOLE       NONE      266,667
CASH AMER INTL INC            COM           14754D100  19,571      425,000 SH        DEFINED      1        425,000
CATHAY GENERAL BANCORP        COM           149150104  6,394       375,000 SH        DEFINED      1        375,000
CENTER BANCORP INC            COM           151408101  7,678       800,600 SH        DEFINED      1        800,600
CENTURY BANCORP INC MASS      CL A NON VTG  156432106  5,710       213,299 SH        DEFINED      1        213,299
CHARTER FINL CORP WEST PT GA  COM           16122M100  5,764       521,652 SH        DEFINED      1        521,652
CHARTER FINL CORP WEST PT GA  COM           16122M100  5,758       521,052 SH         SOLE       NONE      521,052
CHICOPEE BANCORP INC          COM           168565109  3,494       249,600 SH        DEFINED      1        249,600
FIRST FINL BANCORP OH         COM           320209109  5,904       353,770 SH        DEFINED      1        353,770
FIRST FINL BANCORP OH         COM           320209109  3,824       229,130 SH         SOLE       NONE      229,130
FOX CHASE BANCORP INC NEW     COM           35137T108  4,176       300,000 SH        DEFINED      1        300,000
HERITAGE FINL CORP WASH       COM           42722X106  3,117       220,000 SH        DEFINED      1        220,000
HERITAGE FINL GROUP INC       COM           42726X102  3,157       248,000 SH        DEFINED      1        248,000
HERITAGE FINL GROUP INC       COM           42726X102  4,991       392,082 SH         SOLE       NONE      392,082
HF FINL CORP                  COM           404172108  5,074       454,658 SH        DEFINED      1        454,658
HF FINL CORP                  COM           404172108  2,293       205,454 SH         SOLE       NONE      205,454
HOME BANCORP INC              COM           43689E107  3,839       250,563 SH        DEFINED      1        250,563
HOME FED BANCORP INC MD       COM           43710G105  4,483       380,583 SH        DEFINED      1        380,583
HOME FED BANCORP INC MD       COM           43710G105  776          65,882 SH         SOLE       NONE       65,882
JP MORGAN CHASE & CO          COM           46625H100  23,050      500,000 SH        DEFINED      1        500,000
JP MORGAN CHASE & CO          COM           46625H100  5,077       110,120 SH         SOLE       NONE      110,120
KAISER FED FINL GROUP INC     COM           483056107  3,260       265,000 SH        DEFINED      1        265,000
LAKE SHORE BANCORP INC        COM           510700107  2,277       222,982 SH        DEFINED      1        222,982
LAKE SHORE BANCORP INC        COM           510700107  2,283       223,596 SH         SOLE       NONE      223,596
LEGACY BANCORP INC            CL A          52463G105  1,898       150,000 SH        DEFINED      1        150,000
LENNAR CORP                   CL B          526057302  3,532       240,750 SH        DEFINED      1        240,750
LOEWS CORP                    COM           540424108  11,850      275,000 SH        DEFINED      1        275,000
LOUISIANA BANCORP INC NEW     COM           54619P104  2,981       198,735 SH        DEFINED      1        198,735
LOUISIANA BANCORP INC NEW     COM           54619P104  2,405       160,311 SH         SOLE       NONE      160,311
MIDSOUTH BANCORP INC          COM           598039105  5,305       366,892 SH        DEFINED      1        366,892
MIDSOUTH BANCORP INC          COM           598039105  3,455       238,949 SH         SOLE       NONE      238,949
NARA BANCORP INC              COM           63080P105  1,203       125,000 SH        DEFINED      1        125,000
NORTH VALLEY BANCORP          COM NEW       66304M204  6,849       631,233 SH         SOLE       NONE      631,233
NORTHEAST CMNTY BANCORP INC   COM           664112109  3,423       621,202 SH        DEFINED      1        621,202
NORTHEAST CMNTY BANCORP INC   COM           664112109  280          50,894 SH         SOLE       NONE       50,894
NORTHWEST BANCSHARES INC MD   COM           667340103  8,151       650,000 SH        DEFINED      1        650,000
OCEANFIRST FINL CORP          COM           675234108  1,716       123,000 SH        DEFINED      1        123,000
OCWEN FINL CORP               COM NEW       675746309  17,619    1,598,800 SH        DEFINED      1      1,598,800
OCWEN FINL CORP               COM NEW       675746309  667          60,531 SH         SOLE       NONE       60,531
OMNIAMERICAN BANCORP INC      COM           68216R107  3,981       251,300 SH        DEFINED      1        251,300
ORIENTAL FINL GROUP INC       COM           68618W100  24,177    1,926,492 SH        DEFINED      1      1,926,492
ORIENTAL FINL GROUP INC       COM           68618W100  14,773    1,177,116 SH         SOLE       NONE    1,177,116
PENNYMAC MTG INVT TR          COM           70931T103  18,542    1,008,260 SH        DEFINED      1      1,008,260
PLATINUM UNDERWRITER HLDGS L  COM           G7127P100  6,859       180,081 SH        DEFINED      1        180,081
PLATINUM UNDERWRITER HLDGS L  COM           G7127P100  762          20,009 SH         SOLE       NONE       20,009
POPULAR INC                   COM           733174106  5,247     1,796,800 SH        DEFINED      1      1,796,800
PROVIDENT FINL HLDGS INC      COM           743868101  7,155       863,136 SH        DEFINED      1        863,136
RIVERVIEW BANCORP INC         COM           769397100  3,765     1,238,545 SH         SOLE       NONE    1,238,545
ROME BANCORP INC NEW          COM           77587P103  492          43,523 SH        DEFINED      1         43,523
S & T BANCORP INC             COM           783859101  2,509       116,340 SH        DEFINED      1        116,340
S & T BANCORP INC             COM           783859101  1,075        49,860 SH         SOLE       NONE       49,860
TECHE HLDG CO                 COM           878330109  1,465        40,265 SH         SOLE       NONE       40,265
UNITED FINANCIAL BANCORP INC  COM           91030T109  3,219       195,000 SH        DEFINED      1        195,000
WASHINGTON BKG CO OAK HBR WA  COM           937303105  7,456       528,759 SH        DEFINED      1        528,759
WASHINGTON BKG CO OAK HBR WA  COM           937303105  3,269       231,855 SH         SOLE       NONE      231,855
WILLIS LEASE FINANCE CORP     COM           970646105  7,008       554,410 SH        DEFINED      1        554,410
WILLIS LEASE FINANCE CORP     COM           970646105  4,010       317,227 SH         SOLE       NONE      317,227







SK 01252 0001 1194964